Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Provincial and federal corporate income tax
Non-capital losses
Canadian [Member]
Income Taxes [Line Items]
Provincial and federal corporate income tax	27.00%